Long-term Incentive Plans (Details 6) - $ / shares	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Statement [Line Items]
Weighted average remaining contractual life, granted			5 years
MedMelior [Member]
Statement [Line Items]
Number of options, outstanding, beginning	2,200,000	1,100,000	1,100,000
Number of options, Granted		2,200,000
Number of options, Expired	(2,200,000)	(1,100,000)
Number of options, outstanding, ending		2,200,000
Weighted average exercise price, outstanding, beginning	$ 0.10	$ 0.10
Weighted average exercise price, Granted		0.10
Weighted average exercise price, Expired	(0.10)	(0.10)
Weighted average exercise price, outstanding, ending	$ 0	$ 0.10
Weighted average remaining contractual life, outstanding, Begginning		2 years 10 months 28 days	1 year 10 months 28 days	10 months 28 days
Weighted average remaining contractual life, granted		1 year 6 months
Weighted average remaining contractual life, outstanding, ending	8 months 23 days	8 months 23 days